Fair Value of the Purchaser and Non-Purchaser Warrants at Issuance (Details)	6 Months Ended
Mar. 31, 2014
Senior Secured Convertible Debentures Set Schedule Title Here 1	1.56%
Senior Secured Convertible Debentures Set Schedule Title Here 2	5.00
Senior Secured Convertible Debentures Set Schedule Title Here 3	97.16%
Senior Secured Convertible Debentures Set Schedule Title Here 4	0.00%